Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2018	2017
	(In thousands)

Commercial loans	$93,690	$81,327
Commercial real estate	223,461	198,936
Residential real estate	78,767	75,853
Installment loans	13,765	12,473

Total gross loans	409,683	368,589

Less allowance for loan losses	(2,043)	(2,122)
Total loans	$407,640	$366,467

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2018 and 2017:

	2018
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$537	$843	$436	$218	$88	$2,122
Provision charged to expense	(151)	(173)	287	422	(88)	297
Losses charged off	—	—	(208)	(241)	—	(449)
Recoveries	3	2	4	64	—	73
Balance, end of year	$389	$672	$519	$463	$––	$2,043
Ending balance: individually evaluated for impairment	$—	$85	$—	$—	$—	$85
Ending balance: collectively evaluated for impairment	$389	$587	$519	$463	$—	$1,958

Loans:
Ending balance: individually evaluated for impairment	$57	$809	$––	$93	$––	$959
Ending balance: collectively evaluated for impairment	$93,633	$222,652	$78,767	$13,672	$––	$408,724

	2017
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$495	$804	$591	$107	$344	$2,341
Provision charged to expense	39	118	(97)	296	(256)	100
Losses charged off	(49)	(81)	(78)	(230)	—	(438)
Recoveries	52	2	20	45	—	119
Balance, end of year	$537	$843	$436	$218	$88	$2,122
Ending balance: individually evaluated for impairment	$—	$73	$—	$—	$—	$73
Ending balance: collectively evaluated for impairment	$537	$770	$436	$218	$88	$2,049

Loans:
Ending balance: individually evaluated for impairment	$83	$619	$—	$306	$—	$1,008
Ending balance: collectively evaluated for impairment	$75,205	$195,108	$76,501	$12,567	$—	$359,381

Portfolio Quality Indicators
The following table shows the portfolio quality indicators as of December 31, 2018:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$93,620	$219,485	$78,767	$13,672	$405,544
Special Mention	—	2,710	—	—	2,710
Substandard	70	1,266	—	93	1,429
Doubtful	—	—	—	—	—

	$93,690	$223,461	$78,767	$13,765	$409,683

The following table shows the portfolio quality indicators as of December 31, 2017:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$78,652	$195,063	$75,853	$12,167	$361,735
Special Mention	20	3,066	––	––	3,086
Substandard	2,655	807	––	306	3,768
Doubtful	—	—	—	—	—

	$81,327	$198,936	$75,853	$12,473	$368,589

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2018:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$98	$94	$—	$––	$192	$93,498	$93,690
Commercial real estate	—	—	—	741	741	222,720	223,461
Residential	1,704	262	155	485	2,606	76,161	78,767
Installment	72	4	––	19	95	13,670	13,765
Total	$1,874	$360	$155	$1,245	$3,634	$406,049	$409,683

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2017:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$56	$—	$—	$83	$139	$81,188	$81,327
Commercial real estate	262	—	—	500	762	198,174	198,936
Residential	559	306	—	760	1,625	74,228	75,853
Installment	61	40	—	52	153	12,320	12,473
Total	$938	$346	$—	$1,395	$2,679	$365,910	$368,589

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2018:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$57	$57	$—	$59	$2
Commercial real estate	409	409	—	444	18
Installment	93	93	—	99	4

	559	559	—	602	24
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$1
Commercial real estate	400	400	85	407	—
Installment	—	—	—	—	—

	400	400	85	407	1

Total:
Commercial	$57	$57	$—	$59	$3
Commercial Real Estate	$809	$809	$85	$851	$18
Installment	$93	$93	$—	$99	$4

The following table presents impaired loans for the year ended December 31, 2017:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$83	$83	$—	$90	$5
Commercial real estate	209	317	—	635	13
Installment	306	306	—	312	3

	598	706	—	1,037	21
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$7
Commercial real estate	410	410	73	392	14
Installment	—	—	—	—	—

	410	410	73	392	21

Total:
Commercial	$83	$83	$—	$90	$12
Commercial Real Estate	$619	$727	$73	$1,027	$27
Installment	$306	$306	$—	$312	$3

Troubled Debt Restructurings on Financing Receivables	The following tables present information regarding troubled debt restructurings by class and by type of modification for the year ended December 31, 2017:

	Year Ended December 31, 2017
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	3	208	188

	Year Ended December 31, 2017
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$—	$40	$—	$40
Commercial real estate	—	188	—	188